Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 663,281,000
Previously Paid Amount	0
Total Fee Amount	91,599.11
Total Offset Amount	0
Net Fee	$ 91,599.11
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A